Note 1 - Organization and Basis of Presentation: Use of Estimates (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Use of Estimates

USE OF ESTIMATES

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.